Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Significant Accounting Policies
Deferred revenue, revenue recognized	¥ 2,760,500		¥ 2,583,600	¥ 1,993,700
Practical expedient related to performance obligations	true	true
Total net revenues	¥ 22,527,987	$ 3,173,001	21,899,167	19,383,684
Mobile games
Significant Accounting Policies
Total net revenues	4,021,137		5,021,290	5,090,926
Value-added services
Significant Accounting Policies
Total net revenues	9,910,080		8,715,170	6,934,886
Advertising
Significant Accounting Policies
Total net revenues	6,412,040		5,066,212	4,523,421
IP derivatives and others (formerly known as E-commerce and others)
Significant Accounting Policies
Total net revenues	¥ 2,184,730		¥ 3,096,495	¥ 2,834,451
Maximum | Live broadcasting and other VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year